SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
16.	SHARE-BASED COMPENSATION

Stock options

The Company adopted 2003 Stock Incentive Plan (the "2003 Plan"), 2004 Stock Incentive Option Plan (the "2004 Plan"), 2005 Stock Incentive Plan (the "2005 Plan"), 2006 Equity Incentive Plan (the "2006 Plan"), 2008 Equity Incentive Plan (the "2008 Plan"), 2009 Equity Incentive Plan (the "2009 Plan"), 2011 Share Incentive Plan (the "2011 Plan"), 2016 Share Incentive Plan (the "2016 Plan") and the Equity Incentive Plan specifically for Online Gaming (the "Link224 Inc. Plan") for the granting of stock options and incentive stock options to employees and executives to reward them for service to the Company and to provide incentives for future service. In 2006, the Company adopted 2006 Plan to replace the 2003 Plan, 2004 Plan and 2005 Plan. On February 26, 2016, the Company amended 2011 Plan and 45,000,000 ordinary shares have been added to the award pool under the 2011 Plan. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2006 Plan, 2008 Plan, 2009 Plan, 2011 Pan, 2016 Plan and Link224 Inc. Plan is 97,430,220, 30,529,630, 40,000,000, 110,014,158, 53,596,236 and 13,055,529, respectively. The term of the options may not exceed ten years from the date of the grant, except for the situation of amendment, modification and termination. The awards under the above plans are subject to vesting schedules ranging from immediately upon grant to six years subsequent to grant date.

On December 28, 2012, the Company modified the exercise price of the outstanding share options granted from $4.00 per ADS to $3.30 per ADS, which is the closing price of the Company's ADS on the modification date. The eligible outstanding options for this modification as of December 31, 2012 totaled at 27,480,309. The total incremental cost as a result of the modification was $4,281, which was fully recognized as of the year ended December 31, 2016.

On May 19, 2014, the Company granted 69,593,691 share options to certain employees with exercise price of $1.097 per share. Amongst, 34,796,847 shares were under agreement where 25% of the options will be vested on May 19, 2015 and 1/36 of the remaining 75% will be vested at the 18th day of each calendar month after May 19, 2015 through the end of the fourth year; 34,796,844 were under conditional option agreement where (1) 100% of the options shall be forfeited on May 19, 2017 unless the average closing price of one ADS of the Company during any 30-day period beginning on or after May 19, 2014 and ending on or before May 19, 2017 is $6.00 or higher, and (2) 25% of the options will be vested on May 19, 2015 and 1/36 of the remaining 75% will be vested at the 18th day of each calendar month after May 19, 2015 through the end of the fourth year, however, that any conditional management options shall not be vested until the end of said 30-day period. On December 23, 2015, the Company’s Compensation Committee approved to waive the award condition for certain outstanding share options. The total incremental cost as a result of the modification was $10,926.

On December 29, 2014, the Company’s Compensation Committee approved to reduce the exercise price for all outstanding options previously granted by the Company with an exercise price higher than $0.873 per ordinary share to $0.873 per share. This action was accounted for as a share option modification and required the remeasurement of these share options. This remeasurement resulted in a total incremental share-based compensation of $6,350.

Excluding the options containing market and service vesting conditions, the Company calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the assistance from independent valuation firms, with the following assumptions used in 2014 and 2016. The Company did not grant any options in 2015. The weighted-average grant-date fair value of the share options granted during 2014 and 2016 was $0.55 and $0.54, respectively.

	Years ended December 31,
	2014	2016
	Using binomial model	Using binomial model
Risk-free interest rate	2.6%	2.0%
Volatility	54%	50%
Expected term (in years)	10	10
Exercise price	$1.097	$1.227
Dividend yield	-	-

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options.

(3)	Expected term

For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics. For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Company's board of directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the Company's ordinary shares on the grant date was used.

For the options containing market and service vesting conditions, the Company estimated the fair value and derived service period of these options using a Monte Carlo simulation pricing model. The calculation was based on the exercise price of $1.097 per ordinary share, the stock price of $2.60, annual risk free rate of 2.197%, volatility of 52% and a term of 10 years.

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the closing stock price of $0.84, $1.23, and $0.53 of the Company's ordinary share on December 31, 2014, 2015 and 2016, respectively. The total intrinsic value of options exercised for the years ended December 31, 2014, 2015 and 2016 were $5,463, $2,044, and $1,118, respectively. The total fair value of options vested during the years ended December 31, 2014, 2015 and 2016 were $12,068, $23,008, and $12,721, respectively.

The following table summarizes information with respect to share options outstanding as of December 31, 2016:

	Options outstanding				Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted	Weighted
		average	average	average		average	average	average
	Number	remaining	exercise	intrinsic	Number of	remaining	exercise	intrinsic
Range of exercise prices	outstanding	contractual life	price	value	exercisable	contractual life	price	value

$0.08~$0.18	1,469,135	1.78	$0.18	$514	1,469,100	1.78	$0.18	$514
$0.2~$0.3	400,000	0.77	$0.28	$102	399,999	0.77	$0.28	$102
$0.35~$0.38	1,059,802	0.77	$0.36	$184	1,059,792	0.77	$0.36	$184
$0.873~$1.3	142,517,623	7.37	$0.97	-	77,563,638	6.53	$0.87	-
	145,446,560			$800	80,492,529			$800

		Weighted	Weighted
		average	average
		exercise	grant date
	Number of shares	price	fair value

Balance, January 1, 2015	117,848,006	$0.81	$0.68

Exercised	(3,089,784)	$0.44	$0.28
Forfeited	(1,875,825)	$0.87	$0.65

Balance, December 31, 2015	112,882,397	$0.82	$0.69

Granted	39,752,430	$1.227	$0.54
Exercised	(2,637,393)	$0.44	$0.33
Forfeited	(4,550,874)	$0.09	$1.60

Balance, December 31, 2016	145,446,560	$0.96	$0.63

Exercisable, December 31, 2016	80,492,529	$0.85

Expected to vest, December 31, 2016	64,954,031	$1.09

For employee stock options, the Company recorded share-based compensation from continuing operations of $18,282, $22,989, and $19,420 and from discontinued operations of $777, $1,736 and $nil for the years ended December 31, 2014, 2015, and 2016, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

For non-employee options, the Company recorded share-based compensation from continuing operations of $614, $77, and $nil and from discontinued operations of $nil for the years ended December 31, 2014, 2015, and 2016, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2016, there was $35,835 unrecognized share-based compensation expense relating to share options. This amount is expected to be recognized over a weighted-average vesting period of 2.39 years.

Nonvested restricted shares

Immediately before the disposition of Qianjun Technology in November 2014 (see Note 4.2), the Company accelerated the vesting of the nonvested restricted shares that were previously granted to Qianjun Technology's employees and these became fully vested. As a result, the Company recorded incremental share-based compensation expenses of $1,955, which was considered as disposition-related cost and recorded as a deduction of the gain on deconsolidation of the subsidiaries.

A summary of the nonvested restricted shares activity is as follows:

	Weighted	Weighted
	number of	average fair value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates
Outstanding as of December 31, 2014	5,712,993	1.10
Granted	6,025,092	0.97
Vested	(2,084,511)	1.04
Forfeited	(3,643,836)	1.04

Outstanding as of December 31, 2015	6,009,738	1.02

Granted	14,244,837	1.00
Vested	(2,648,934)	1.02
Forfeited	(1,670,433)	1.02

Outstanding as of December 31, 2016	15,935,208	1.00

The Company recorded compensation expenses based on the fair value of nonvested restricted shares on the grant dates over the requisite service period of award using the straight line vesting attribution method. The fair value of the nonvested restricted shares on the grant date was the closing market price of the ordinary shares as of the date. The Company recorded the compensation expenses related with nonvested restricted shares from continuing operations of $1,196, $1,509 and $4,124 and from discontinued operations of $2,735, $ nil and $nil for the years ended December 31, 2014, 2015 and 2016, respectively.

Total unrecognized compensation expense amounting to $14,923 related to nonvested restricted shares granted as of December 31, 2016. The expense is expected to be recognized over a weighted-average period of 2.88 years.

In December 2015, the Company provided a loan of $1,930 to one of its employees who was also a 25% noncontrolling shareholder of Wanmen, a subsidiary in which the Company initially owned a 75% equity interest. The employee used the loan to further contribute to Wanmen’s capital. In January 2016, the Company waived the loan to the noncontrolling interest shareholder. The Company determined that the waiver of the loan and the capital contribution of Wanmen were a single transaction and accounted for the waiver of the loan as share-based compensation expense during the year ended December 31, 2015. In February 2016, Wanmen further received a capital injection from another external investor; as a result, the Company lost control over Wanmen and deconsolidated Wanmen during the year ended December 31, 2016.

The amount of share-based compensation expense for options and nonvested restricted shares attributable to cost of revenues, selling and marketing, research and development, general and administrative expenses and loss from the operations of the discontinued operations are as follows:

	Years ended December 31,
	2014	2015	2016

Gross amount:
Selling and marketing	$193	$243	$770
Research and development	916	781	1,363
General and administrative	18,983	25,481	21,411
	20,092	26,505	23,544
Expense from the discontinued operations	3,512	1,736	-

Total share-based compensation expense	$23,604	$28,241	$23,544

There was no income tax benefit recognized in the statements of operations for share-based compensation for the years ended December 31, 2014, 2015 and 2016.